LEGG MASON TAX-FREE INCOME FUND
                    Legg Mason Maryland Tax-Free Income Trust
                  Legg Mason Pennsylvania Tax-Free Income Trust
               Legg Mason Tax-Free Intermediate-Term Income Trust

               Supplement dated November 5, 2002 to the Statement
                 of Additional Information dated July 31, 2002

The tables of trustees and officers, their share ownership, and their compensation found in the "Management of the Funds" section beginning on Page 33 of the Statement of Additional Information ("SAI") are replaced in their entirety with the following. You should retain this Supplement with your SAI for future reference.

                                    * * * * *

The table below provides information about the Trust's trustees and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each trustee and officer is 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.

------------------------------------------------------------------------------------------------------------------------------------
                                               Term of
                                             Office and       Number of
                            Position(s)       Length of     Funds in Fund        Other
      Name and Age         Held With the     Time Served       Complex       Directorships            Principal Occupation(s)
                               Funds             (1)          Overseen            Held               During the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------

Gilmore, Richard G.       Trustee          Since 1990    Director/        None              Retired.  Trustee of Pacor Settlement
Age 75                                                   Trustee of all                     Trust, Inc. since 1990. Formerly:
                                                         Legg Mason                         Director of CSS Industries, Inc.
                                                         funds                              (diversified holding company that makes
                                                         consisting of                      seasonal decorative products); Senior
                                                         23 portfolios.                     Vice President, Chief Financial Officer
                                                                                            and Director of PECO Energy Co., Inc.
                                                                                            (now Exelon Corporation).
------------------------------------------------------------------------------------------------------------------------------------
Lehman, Arnold L.         Trustee          Since 1990    Director/        None              Director of The Brooklyn Museum of Art
Age 58                                                   Trustee of all                     since 1997.  Formerly: Director of The
                                                         Legg Mason                         Baltimore Museum of Art (1979-1997).
                                                         funds
                                                         consisting of
                                                         23 portfolios.
------------------------------------------------------------------------------------------------------------------------------------
Masters, Robin J.W.       Trustee          Since 2002    Director/        None              Retired.  Director of The Family
Age 46                                                   Trustee of all                     Learning Centre (non-profit) since
                                                         Legg Mason                         1996; Director of Bermuda SMARTRISK
                                                         funds                              (non-profit) since 2001.  Formerly:
                                                         consisting of                      Chief Investment Officer of ACE Limited
                                                         23 portfolios.                     (insurance).
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                               Term of
                                             Office and       Number of
                            Position(s)       Length of     Funds in Fund        Other
      Name and Age         Held With the     Time Served       Complex       Directorships            Principal Occupation(s)
                               Funds             (1)          Overseen            Held               During the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
McGovern, Jill E.         Trustee          Since 1990    Director/        None              Chief Executive Officer of The Marrow
Age 58                                                   Trustee of all                     Foundation since 1993.  Formerly:
                                                         Legg Mason                         Executive Director of the Baltimore
                                                         funds                              International Festival (1991 - 1993);
                                                         consisting of                      Senior Assistant to the President of
                                                         23 portfolios.                     The Johns Hopkins University
                                                                                            (1986-1990).
------------------------------------------------------------------------------------------------------------------------------------
Mehlman, Arthur S.        Trustee          Since 2002    Director/        None              Retired.  Director of Maryland Business
Age 60                                                   Trustee of all                     Roundtable for Education (non-profit);
                                                         Legg Mason                         Director of University of Maryland
                                                         funds                              Foundation (non-profit); Director of
                                                         consisting of                      University of Maryland College Park
                                                         23 portfolios.                     Foundation (non-profit) since 1998.
                                                                                            Formerly:  Partner, KPMG LLP
                                                                                            (international accounting firm).
------------------------------------------------------------------------------------------------------------------------------------
O'Brien, G. Peter         Trustee          Since 1999    Director/        Director of the   Trustee of Colgate University and
Age 56                                                   Trustee of all   Royce Family of   President of Hill House, Inc.
                                                         Legg Mason       Funds             (residential home care).  Formerly:
                                                         funds            consisting of     Managing Director, Equity Capital
                                                         consisting of    17 portfolios;    Markets Group of Merrill Lynch & Co.
                                                         23 portfolios.   Director of       (1971-1999).
                                                                          Renaissance
                                                                          Capital
                                                                          Greenwich
                                                                          Funds; Director
                                                                          of Pinnacle
                                                                          Holdings, Inc.
                                                                          (wireless
                                                                          communi-cations).
------------------------------------------------------------------------------------------------------------------------------------
Rowan, S. Ford            Trustee          Since 2002    Director/        None              Consultant, Rowan & Blewitt Inc.
Age 59                                                   Trustee of all                     (management consulting); Adjunct
                                                         Legg Mason                         Professor, George Washington University
                                                         funds                              since 2000; Director of Santa Fe
                                                         consisting of                      Institute (scientific research
                                                         23 portfolios.                     institute) since 1999 and Annapolis
                                                                                            Center for Science-Based Public
                                                                                            Policy since 1995.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
Curley Jr., John F.       Chairman and     Since 1990    Chairman and     None              Director and/or officer of various Legg
Age 63                    Trustee                        Director/                          Mason affiliates.  Formerly:  Vice
                                                         Trustee of all                     Chairman and Director of Legg Mason,
                                                         Legg Mason                         Inc. and Legg Mason Wood Walker,
                                                         funds                              Incorporated; Director of Legg Mason
                                                         consisting of                      Fund Adviser, Inc. and Western Asset
                                                         23 portfolios.                     Management Company (each a registered
                                                                                            investment adviser).
------------------------------------------------------------------------------------------------------------------------------------

                                       2

------------------------------------------------------------------------------------------------------------------------------------
                                               Term of
                                             Office and       Number of
                            Position(s)       Length of     Funds in Fund        Other
      Name and Age         Held With the     Time Served       Complex       Directorships            Principal Occupation(s)
                               Funds             (1)          Overseen            Held               During the Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Fetting, Mark R. (2)      President and    President     Director/        Director of the   Executive Vice President of Legg Mason,
Age 47                    Trustee          since 2001;   Trustee of all   Royce Family of   Inc., director and/or officer of
                                           Director      Legg Mason       Funds             various other Legg Mason affiliates
                                           since 2002.   funds            consisting of     since 2000.  Formerly: Division
                                                         consisting of    17 portfolios.    President and Senior Officer of
                                                         23 portfolios.                     Prudential Financial Group, Inc. and
                                                                                            related companies, including fund
                                                                                            boards and consulting services to
                                                                                            subsidiary companies from 1991 to 2000;
                                                                                            Partner, Greenwich Associates; Vice
                                                                                            President, T. Rowe Price Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS:
------------------------------------------------------------------------------------------------------------------------------------
Duffy, Marc R. (2)        Vice President   Since 2000    Vice President   None              Vice President and Secretary of Legg
Age 44                    and Secretary                  and Secretary                      Mason Fund Adviser, Inc. since 2000;
                                                         of all Legg                        Associate General Counsel of Legg Mason
                                                         Mason funds                        Wood Walker, Incorporated since 1999.
                                                         consisting of                      Formerly: Senior Associate, Kirkpatrick
                                                         23 portfolios.                     & Lockhart LLP (1996 -1999); Senior
                                                                                            Counsel, Securities and Exchange
                                                                                            Commission, Division of Investment
                                                                                            Management (1989 -1995).
------------------------------------------------------------------------------------------------------------------------------------
Karpinski, Marie K.       Vice President   Since 1990    Vice President   None              Vice President and Treasurer of Legg
Age 53 (2)                and Treasurer                  and Treasurer                      Mason Fund Adviser, Inc. and Western
                                                         of all Legg                        Asset Funds, Inc. Treasurer of Pacific
                                                         Mason funds                        American Income Shares, Inc. and
                                                         consisting of                      Western Asset Premier Bond Fund.
                                                         23 portfolios.
------------------------------------------------------------------------------------------------------------------------------------

(1) Officers of the Trust serve one-year terms, subject to annual reappointment by the Board of Trustees. Trustees of the Trust serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

(2)      Officers  of the Trust are  interested  persons  as defined in the 1940
         Act.

Mr. Curley and Mr. Fetting are considered to be interested persons of the Trust, as defined in the 1940 Act, on the basis of their employment with the funds' investment adviser or its affiliated entities (including the funds' principal underwriter) and Legg Mason, Inc., the parent holding company.

The following table shows each trustee's ownership of shares of the funds and of all the Legg Mason funds served by the trustee as of December 31, 2001:

-------------------------------------------------------------------------------------------------------------------
                                                                                         Aggregate Dollar Range
                                                                                               of Shares in the
                                                                                               Legg Mason Funds
Name of Trustee                 Dollar Range of Equity Securities in:                         Owned by Trustees
-------------------------------------------------------------------------------------------------------------------

John F. Curley Jr.              Maryland Tax-Free                   $10,001-$50,000                  Over $100,000
                                Pennsylvania Tax-Free                          None
                                Tax-Free Intermediate                          None
-------------------------------------------------------------------------------------------------------------------
Mark R. Fetting *               Maryland Tax-Free                              None                           None
                                Pennsylvania Tax-Free                          None
                                Tax-Free Intermediate                          None
-------------------------------------------------------------------------------------------------------------------
Richard G. Gilmore              Maryland Tax-Free                   $10,001-$50,000                  Over $100,000
                                Pennsylvania Tax-Free                          None
                                Tax-Free Intermediate                          None
-------------------------------------------------------------------------------------------------------------------
Arnold L. Lehman                Maryland Tax-Free                              None                  Over $100,000
                                Pennsylvania Tax-Free                          None
                                Tax-Free Intermediate                          None
-------------------------------------------------------------------------------------------------------------------
Robin J.W. Masters              Maryland Tax-Free                              None                           None
                                Pennsylvania Tax-Free                          None
                                Tax-Free Intermediate                          None
-------------------------------------------------------------------------------------------------------------------
Jill E. McGovern                Maryland Tax-Free                   $10,001-$50,000                  Over $100,000
                                Pennsylvania Tax-Free                          None
                                Tax-Free Intermediate                          None
-------------------------------------------------------------------------------------------------------------------
Arthur S. Mehlman               Maryland Tax-Free                              None                           None
                                Pennsylvania Tax-Free                          None
                                Tax-Free Intermediate                          None
-------------------------------------------------------------------------------------------------------------------
G. Peter O'Brien                Maryland Tax-Free                              None                           None
                                Pennsylvania Tax-Free                          None
                                Tax-Free Intermediate                          None
-------------------------------------------------------------------------------------------------------------------
S. Ford Rowan *                 Maryland Tax-Free                              None                           None
                                Pennsylvania Tax-Free                          None
                                Tax-Free Intermediate                          None
-------------------------------------------------------------------------------------------------------------------

* As of August 9, 2002, the aggregate dollar range of Mr. Fetting's and Mr. Rowan's share ownership in the Legg Mason funds was over $100,000 each.

Officers and trustees who are interested persons of the Trust (as defined in the 1940 Act) receive no salary or fees from the Trust. Each trustee who is not an interested person of the Trust ("Independent Trustees") receives an annual retainer and a per meeting fee based on the average net assets of the Trust as of December 31 of the previous year.

The following table provides certain information relating to the compensation of the Trust's trustees. None of the Legg Mason funds has any retirement plan for its trustees.

--------------------------------------------------------------------------------
                                                           Total Compensation
                                                               from Trust and
                                   Aggregate Compensation        Fund Complex
Name of Person and Position              From Trust*         Paid to Trustees**
--------------------------------------------------------------------------------

John F. Curley, Jr.                           None                      None
Chairman of the Board and Trustee
--------------------------------------------------------------------------------
Mark R. Fetting ****
Trustee                                       None                      None
--------------------------------------------------------------------------------
Richard G. Gilmore
Trustee                                      $3,600                    $43,200
--------------------------------------------------------------------------------
Arnold L. Lehman
Trustee                                      $3,600                    $43,200
--------------------------------------------------------------------------------
Robin J.W. Masters ****
Trustee                                       None                      None
--------------------------------------------------------------------------------
Jill E. McGovern
Trustee                                      $3,600                    $43,200
--------------------------------------------------------------------------------
Arthur S. Mehlman ****
Trustee                                       None                      None
--------------------------------------------------------------------------------
G. Peter O'Brien ***
Trustee                                      $3,600                    $47,975
--------------------------------------------------------------------------------
S. Ford Rowan ****
Trustee                                       None                      None
--------------------------------------------------------------------------------

* Represents compensation paid to each trustee for the fiscal year ended March 31, 2002.

** Represents aggregate compensation paid to each trustee during the calendar year ended December 31, 2001. There are 12 open-end investment companies in the Legg Mason funds consisting of 23 funds.

*** The total compensation paid to Mr. O'Brien reflects compensation paid by the Legg Mason funds and the Royce Funds, consisting of 17 portfolios.

****  Elected to the Board of Trustees on October 30, 2002.